Document and Entity Information	May 22, 2026
Document and Entity Information
Document Type	8-K
Document Period End Date	May 22, 2026
Entity File Number	001-38373
Entity Registrant Name	TRANSOCEAN LTD
Entity Incorporation, State or Country Code	V8
Entity Tax Identification Number	98-0599916
Entity Address, Address Line One	Turmstrasse 30
Entity Address, City or Town	Steinhausen
Entity Address, Postal Zip Code	CH-6312
Entity Address, Country	CH
Country Region	41
City Area Code	41
Local Phone Number	749-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares
Trading Symbol	RIG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001451505
Amendment Flag	false
Current Fiscal Year End Date	--12-31